Income Taxes (Details) ¥ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)
Income Taxes [Line Items]
Applicable tax rate		25.00%	25.00%	25.00%	25.00%
Uniform tax rate		25.00%	25.00%
Income tax expenses (in Yuan Renminbi)		¥ 548	$ 78
Tax loss carryforwards (in Yuan Renminbi)		¥ 2,192
Underpayment of income taxes		3 years	3 years
Underpayment statute of limitations		5 years	5 years
Income tax liability exceeding (in Yuan Renminbi)		¥ 100
Withholding income tax		10.00%	10.00%
Withholding tax rate		5.00%	5.00%
Percentage of investor holds		25.00%	25.00%
Withholding tax rate reduced percentage		10.00%	10.00%
PRC [Member]
Income Taxes [Line Items]
Income tax expenses (in Yuan Renminbi)		¥ 548
Investor holds less than percentage		25.00%	25.00%
Tax Loss Carryforwards [Member]
Income Taxes [Line Items]
Tax loss carryforwards (in Yuan Renminbi)
Hong Kong [Member]
Income Taxes [Line Items]
Applicable tax rate		16.50%	16.50%